General information	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information	General information
We are an offshore drilling contractor providing worldwide offshore drilling services to the oil and gas industry. Our primary business is the ownership and operation of drillships, semi-submersible rigs and jackup rigs for operations in shallow to ultra-deepwater areas in both benign and harsh environments. We contract our drilling units to drill wells for our customers on a dayrate basis. Our customers include oil super-majors, state-owned national oil companies and independent oil and gas companies. In addition, we provide management services to certain affiliated entities.
Basis of presentation
The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The amounts are presented in United States dollar ("US dollar", "$" or "US$") rounded to the nearest million, unless otherwise stated. They include the financial statements of Seadrill Limited and its consolidated subsidiaries.
The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim condensed Consolidated Financial Statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our 2023 20-F.
The financial information in this report has been prepared on the basis that we will continue as a going concern, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due.
Reclassifications
Effective in the first quarter of 2024, we have classified reimbursable revenues and expenses associated with joint ventures as "Reimbursable revenues" and "Reimbursable expenses", respectively, in order to enhance the presentation of the arrangements and to reflect the underlying nature of these transactions. To conform to current period presentation, $5 million of "Management contract revenues" and "Management contract expenses" for the three months ended June 30, 2023, and $8 million of "Management contract revenues" and "Management contract expenses" for the six months ended June 30, 2023, have been reclassified to "Reimbursable revenues" and "Reimbursable expenses", respectively.
Effective in the second quarter of 2024, we have classified revenues from our bareboat charter agreements as "Leasing revenues", in order to enhance the presentation of the arrangements. To conform to the current period presentation, $7 million and $14 million of "Other revenues" for the three and six months ended June 30, 2023, respectively, have been reclassified to "Leasing revenues".
Acquisition of Aquadrill LLC
On April 3, 2023 (the "Closing Date"), Seadrill completed the acquisition of Aquadrill LLC ("Aquadrill"), an offshore drilling rig owner. Pursuant to the Agreement and Plan of Merger (the "Merger Agreement") dated December 22, 2022, by and among Seadrill, Aquadrill (formerly Seadrill Partners LLC) and Seadrill Merger Sub, LLC, a Marshall Islands limited liability company (“Merger Sub”), Merger Sub merged with and into Aquadrill, with Aquadrill surviving the merger as a wholly owned subsidiary of Seadrill (the “Merger”). In connection with the Merger, and pursuant to the Merger Agreement, Seadrill exchanged consideration consisting of (i) 29.9 million Seadrill common shares, (ii) $30 million settled by tax withholding in lieu of common shares, and (iii) cash consideration of $1 million.
Through the acquisition of Aquadrill in April 2023, we added four drillships, one semi-submersible, and three tender-assist units to our fleet. The three tender-assist units were subsequently sold in July 2023.
Significant accounting policies
The accounting policies adopted in the preparation of the unaudited interim financial statements as of and for the three and six months ended June 30, 2024 are consistent with those followed in the preparation of our annual audited Consolidated Financial Statements for the year ended December 31, 2023.